JPMorgan Value Advantage Fund Class L Average Annual Total Returns - L Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 3000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.98%	8.60%	8.40%
Class L
Prospectus [Line Items]
Average Annual Return, Percent	16.77%	9.38%	8.77%
Class L | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.11%	7.12%	7.22%
Class L | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.89%	7.09%	6.86%